Financial Risk Management - Periods in Which Cash Flows from Cash Flow Hedge Derivatives are Expected to Occur (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis for derivative financial liabilities [line items]
Assets, carrying amount	₩ 21,902
Liabilities, carrying amount	(39,470)	₩ (87,153)
Net assets, carrying amount	(17,568)
Assets, contractual cash flows	17,118
Liabilities, contractual cash flows	(40,220)
Net assets, contractual cash flows	(23,102)
Less than 1 year [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Assets, contractual cash flows	7,446
Liabilities, contractual cash flows	(28,960)
Net assets, contractual cash flows	(21,514)
1-5 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Assets, contractual cash flows	28,075
Liabilities, contractual cash flows	(11,260)
Net assets, contractual cash flows	16,815
More than 5 years [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Assets, contractual cash flows	(18,403)
Net assets, contractual cash flows	₩ (18,403)